Segment information (Tables)	12 Months Ended
Mar. 31, 2023
Summary of information about reportable segments

Information about Reportable Segments:

	Reportable segments
	Air Ticketing			Hotels and Packages			Other Services			Total
Particulars	Mar-31			Mar-31			Mar-31			Mar-31
	2021	2022	2023	2021	2022	2023	2021	2022	2023	2021	2022	2023
Revenue as per IFRS - Rendering of services*	893,039	1,150,474	1,779,972	173,397	520,740	1,471,270	31,426	146,178	154,305	1,097,862	1,817,392	3,405,547
Customer inducement and acquisition costs	594,426	1,060,600	2,555,320	199,409	237,695	263,756	15,752	15,326	23,380	809,587	1,313,621	2,842,456
Service cost	-	-	-	(22,276)	(159,284)	(669,099)	-	-	-	(22,276)	(159,284)	(669,099)
Adjusted Margin	1,487,465	2,211,074	4,335,292	350,530	599,151	1,065,927	47,178	161,504	177,685	1,885,173	2,971,729	5,578,904

Other revenue #										173,406	171,984	421,717
Other income										132,045	158,648	152,520
Customer inducement and acquisition costs (recorded as a reduction of revenue)										(809,587)	(1,313,621)	(2,842,455)
Personnel expenses										(778,915)	(1,021,881)	(1,148,434)
Marketing and sales promotion expenses										(79,584)	(124,147)	(336,472)
Other operating expenses										(978,315)	(893,313)	(1,554,963)
Depreciation and amortization										(749,480)	(308,153)	(190,152)
Impairment of goodwill										(264,909)	-	-
Impairment of loan to joint venture										-	(72,719)	(1,000)
Share of loss of joint venture										(3,962)	41,616	-
Finance income										81,604	47,816	28,944
Finance cost										(117,252)	(100,453)	(326,399)
Listing and related expenses										-	(55,818)	(23,591)
Change in fair value of warrants gain										378,994	32,756	-
Loss before taxes										(1,130,782)	(465,556)	(241,380)
Tax expense										(64,096)	(16,906)	(46,788)
Loss for the period										(1,194,878)	(482,462)	(288,168)

*	There were no inter-segment revenue during the year ended March 31, 2023, March 31, 2022 and March 31, 2021. This amount constitutes ‘revenue from external customer’ only.

#	Other revenue primarily comprises the advertisement income from hosting advertisements on our internet web-sites, income from sale of coupons and vouchers and income from facilitating website access to travel insurance companies. The operations do not meet any of the quantitative thresholds to be a reportable segment for any of the periods presented in these consolidated financial statements.

Summary of non-current assets by physical location

Reconciliation of Reportable Segments Revenue to the Group’s Total Revenue:

Particulars	Total
	March 31
	2021	2022	2023
Revenue as per IFRS - Rendering of services	10,97,862	18,17,392	34,05,547
Other revenue	1,73,406	1,71,984	4,21,717
Total Revenue	12,71,268	19,89,376	38,27,264

Geographical Information:

Given that Company’s products and services are available on a technology platform to customers globally, consequently, the necessary information to track accurate geographical location of customers is not available.

Non-current assets are disclosed based on respective physical location of the assets.

	Non Current Assets*
	March 31, 2022	March 31, 2023
India	1,003,868	1,025,568
Others	98	-
Total	1,003,966	1,025,568

*	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.

Summary of non-current assets by physical location

Non-current assets are disclosed based on respective physical location of the assets.

	Non Current Assets*
	March 31, 2022	March 31, 2023
India	1,003,868	1,025,568
Others	98	-
Total	1,003,966	1,025,568

*	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.